Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
(Loss) earnings before income taxes	$ (12,396)	$ 20,688
Items not affecting cash:
Depletion and depreciation	8,600	4,641
Finance income, net	(2,286)	(1,025)
(Gain) loss on derivative contracts	(9,653)	1,854
Share-based payments	894	1,287
Other provision revaluation		141
Loss on property sale	1,589
Impairment of El Sauzal Plant	8,963
Unrealized foreign exchange loss	29	542
Non cash items including earnings before tax	(4,260)	28,128
Changes in non-cash working capital items:
Trade and other receivables	(2,694)	(8,870)
Inventories	(13,108)	(10,889)
Advances and prepaid expenses	902	298
Trade payables and accrued liabilities	2,934	8,063
Income tax paid	(2,167)	(3,660)
Cash (used in) provided by operating activities	(18,393)	13,070
INVESTING ACTIVITIES
Expenditures on mineral properties, property, plant and equipment	(14,242)	(22,229)
Expenditures on exploration and evaluation	(15,283)	(16,099)
Proceeds from Coeur shares sale, net of transaction costs	17,815
Purchase of short-term investments		(20,000)
Short-term investments maturity	20,000
Interest received on short-term investments	236	33
Refund of reclamation bonds	5,086
Cash provided by (used in) investing activities	24,555	(55,795)
FINANCING ACTIVITIES
Repayment of equipment financing	(396)
Proceeds from equipment financing, net of transaction costs	2,200
Credit facility principal payments	(16,562)
Credit facility amendment fees	(165)
Interest payments	(747)	(6)
Proceeds from equity financing, net of transaction costs		37,180
Proceeds from warrants exercise		2,803
Proceeds from options exercise		130
Cash (used in) provided by financing activities	(15,670)	40,107
Effects of exchange rate changes on the balance of cash held in foreign currencies	12	215
Decrease in cash and cash equivalents	(9,496)	(2,403)
Cash and cash equivalents, beginning of year	31,474	33,877
Cash and cash equivalents, end of year	21,978	31,474
Rye Patch [member]
INVESTING ACTIVITIES
Cash acquired in connection with Rye Patch, net of cash consideration paid	$ 10,943
Caballo Blanco Property
INVESTING ACTIVITIES
Caballo Blanco Property sale proceeds		$ 2,500